Quarterly Holdings Report
for
Fidelity® Series Opportunistic Insights Fund
September 30, 2021
O1T-NPRT3-1121
1.951057.108
Common Stocks - 94.2%
	Shares	Value ($)
COMMUNICATION SERVICES - 19.8%
Entertainment - 2.8%
Netflix, Inc. (a)	199,309	121,646,255
Roblox Corp. (a)(b)	58,117	4,390,739
Sea Ltd. ADR (a)	13,100	4,175,363
The Walt Disney Co. (a)	523,172	88,505,007
Universal Music Group NV	112,700	3,002,484
Warner Music Group Corp. Class A	14,432	616,824
		222,336,672
Interactive Media & Services - 16.3%
Alphabet, Inc.:
Class A (a)	68,517	183,181,570
Class C (a)	86,210	229,776,375
Bumble, Inc. (b)	120,800	6,037,584
Facebook, Inc. Class A (a)	2,404,754	816,149,452
Snap, Inc. Class A (a)	628,200	46,405,134
Zoominfo Technologies, Inc. (a)	72,600	4,442,394
		1,285,992,509
Media - 0.5%
Charter Communications, Inc. Class A (a)	20,797	15,131,065
Comcast Corp. Class A	326,700	18,272,331
Liberty Media Corp. Liberty Formula One Group Series C (a)	77,500	3,984,275
		37,387,671
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	136,237	17,405,639
TOTAL COMMUNICATION SERVICES		1,563,122,491
CONSUMER DISCRETIONARY - 12.6%
Automobiles - 0.8%
General Motors Co. (a)	358,700	18,907,077
Hyundai Motor Co.	86,200	14,343,089
Rad Power Bikes, Inc. (a)(c)(d)	145,919	1,398,459
Tesla, Inc. (a)	1,300	1,008,124
Toyota Motor Corp.	1,210,400	21,566,164
XPeng, Inc. Class A	242,400	4,161,621
		61,384,534
Diversified Consumer Services - 0.0%
Duolingo, Inc. (a)	5,000	831,800
Hotels, Restaurants & Leisure - 0.8%
Airbnb, Inc. Class A	113,300	19,006,075
Booking Holdings, Inc. (a)	300	712,161
Caesars Entertainment, Inc. (a)	6,900	774,732
Chipotle Mexican Grill, Inc. (a)	14,254	25,906,930
Churchill Downs, Inc.	2,900	696,232
Dutch Bros, Inc.	15,500	671,460
Evolution AB (e)	39,225	5,940,209
Hilton Worldwide Holdings, Inc. (a)	56,513	7,465,932
		61,173,731
Household Durables - 0.7%
Blu Investments LLC (a)(c)(d)	21,093,998	6,539
D.R. Horton, Inc.	172,200	14,459,634
Garmin Ltd.	57,599	8,954,341
Lennar Corp. Class A	173,948	16,295,449
Mohawk Industries, Inc. (a)	37,000	6,563,800
Sony Group Corp.	14,000	1,554,263
Tempur Sealy International, Inc.	77,900	3,615,339
		51,449,365
Internet & Direct Marketing Retail - 7.7%
Amazon.com, Inc. (a)	154,977	509,105,644
Cazoo Group Ltd. (a)(c)	98,800	729,292
Cazoo Group Ltd.	422,493	2,954,494
Coupang, Inc. Class A (a)(b)	334,300	9,310,255
Deliveroo PLC (a)	2,026,200	7,816,500
Deliveroo PLC Class A (a)(e)	746,600	2,888,661
Doordash, Inc.	78,695	16,209,596
eBay, Inc.	584,000	40,687,280
Etsy, Inc. (a)	20,400	4,242,384
Global-e Online Ltd.	10,600	761,080
Warby Parker, Inc.	14,200	753,310
Wayfair LLC Class A (a)	20,660	5,278,837
Zomato Ltd. (a)(c)	1,929,600	3,020,707
ZOZO, Inc.	47,800	1,790,827
		605,548,867
Leisure Products - 0.0%
Thule Group AB (e)	32,000	1,604,371
YETI Holdings, Inc. (a)	8,100	694,089
		2,298,460
Specialty Retail - 1.8%
Academy Sports & Outdoors, Inc.	229,737	9,194,075
AutoZone, Inc. (a)	2,641	4,484,392
Best Buy Co., Inc.	9,000	951,390
Burlington Stores, Inc. (a)	16,300	4,622,191
Carvana Co. Class A (a)	4,400	1,326,776
Dick's Sporting Goods, Inc.	74,863	8,966,342
Fanatics, Inc. Class A (c)(d)	95,908	4,543,162
JD Sports Fashion PLC	51,200	719,539
Lithia Motors, Inc. Class A (sub. vtg.)	12,200	3,867,888
National Vision Holdings, Inc. (a)	67,396	3,826,071
O'Reilly Automotive, Inc. (a)	17,446	10,660,553
Pet Center Comercio e Participacoes SA	162,100	698,318
The Home Depot, Inc.	208,355	68,394,612
TJX Companies, Inc.	183,100	12,080,938
Williams-Sonoma, Inc.	59,400	10,533,402
		144,869,649
Textiles, Apparel & Luxury Goods - 0.8%
China Hongxing Sports Ltd. (a)(d)	22,200	927
Crocs, Inc. (a)	6,300	903,924
Deckers Outdoor Corp. (a)	39,384	14,186,117
Dr. Martens Ltd. (a)	729,999	3,898,747
lululemon athletica, Inc. (a)	15,934	6,448,490
LVMH Moet Hennessy Louis Vuitton SE	2,484	1,779,200
NIKE, Inc. Class B	250,543	36,386,360
On Holding AG	54,400	1,639,072
Under Armour, Inc. Class A (sub. vtg.) (a)	67,900	1,370,222
		66,613,059
TOTAL CONSUMER DISCRETIONARY		994,169,465
CONSUMER STAPLES - 1.9%
Beverages - 0.2%
Anheuser-Busch InBev SA NV	13,600	771,357
Diageo PLC	66,500	3,219,598
Keurig Dr. Pepper, Inc.	47,100	1,608,936
PepsiCo, Inc.	15,400	2,316,314
The Coca-Cola Co.	103,850	5,449,010
		13,365,215
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	182,137	81,843,261
Food Products - 0.0%
Oatly Group AB ADR	300	4,536
Personal Products - 0.7%
Estee Lauder Companies, Inc. Class A	137,052	41,106,006
L'Oreal SA (a)	13,125	5,431,178
L'Oreal SA	12,803	5,297,933
Olaplex Holdings, Inc.	75,100	1,577,100
		53,412,217
TOTAL CONSUMER STAPLES		148,625,229
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Canadian Natural Resources Ltd.	151,100	5,524,586
Cheniere Energy, Inc.	25,700	2,510,119
Hess Corp.	457	35,696
Reliance Industries Ltd.	15,425	522,461
		8,592,862
FINANCIALS - 15.7%
Banks - 4.3%
Bank of America Corp.	3,503,362	148,717,717
JPMorgan Chase & Co.	719,824	117,827,991
Kotak Mahindra Bank Ltd. (a)	410,087	11,044,996
Royal Bank of Canada	247,300	24,606,994
Starling Bank Ltd. Series D (a)(d)	1,401,404	2,444,059
SVB Financial Group (a)	4,100	2,652,208
The Toronto-Dominion Bank	274,700	18,185,374
Wells Fargo & Co.	280,600	13,022,646
		338,501,985
Capital Markets - 3.6%
BlackRock, Inc. Class A	32,400	27,172,584
Blackstone, Inc.	9,300	1,081,962
Brookfield Asset Management, Inc. (Canada) Class A	85,000	4,554,674
Carlyle Group LP	17,100	808,488
Charles Schwab Corp.	20,700	1,507,788
Coinbase Global, Inc. (a)(b)	16,500	3,753,420
Goldman Sachs Group, Inc.	232,673	87,957,374
Moody's Corp.	12,910	4,584,470
Morgan Stanley	1,379,900	134,278,069
MSCI, Inc.	27,711	16,857,710
NASDAQ, Inc.	4,300	829,986
S&P Global, Inc.	9,300	3,951,477
		287,338,002
Consumer Finance - 0.4%
American Express Co.	35,800	5,997,574
Capital One Financial Corp.	145,600	23,582,832
		29,580,406
Diversified Financial Services - 5.3%
Berkshire Hathaway, Inc. Class A (a)	1,022	420,429,328
Insurance - 2.1%
Admiral Group PLC	479,478	20,034,259
AIA Group Ltd.	235,000	2,703,536
American International Group, Inc.	327,700	17,987,453
Arthur J. Gallagher & Co.	47,411	7,047,645
Brookfield Asset Management Reinsurance Partners Ltd.	480	26,604
Chubb Ltd.	214,668	37,240,605
Direct Line Insurance Group PLC	209,126	813,938
Fairfax Financial Holdings Ltd. (sub. vtg.)	14,200	5,732,356
Hartford Financial Services Group, Inc.	92,100	6,470,025
Intact Financial Corp.	37,260	4,926,816
Oscar Health, Inc.	161,332	2,805,563
Oscar Health, Inc. (a)(e)	11,430	198,768
Progressive Corp.	183,300	16,568,487
The Travelers Companies, Inc.	279,208	42,442,408
		164,998,463
TOTAL FINANCIALS		1,240,848,184
HEALTH CARE - 9.7%
Biotechnology - 1.8%
AbbVie, Inc.	162,629	17,542,790
Alector, Inc. (a)	9,426	215,101
Alnylam Pharmaceuticals, Inc. (a)	5,200	981,812
BioNTech SE ADR (a)	14,600	3,985,654
Blueprint Medicines Corp. (a)	3,000	308,430
Cullinan Oncology, Inc.	3,500	78,995
Genmab A/S (a)	2,800	1,223,381
Horizon Therapeutics PLC (a)	412,819	45,220,193
Idorsia Ltd. (a)	183,244	4,418,038
Innovent Biologics, Inc. (a)(e)	98,824	951,700
Intellia Therapeutics, Inc. (a)	51,200	6,868,480
Moderna, Inc. (a)	14,700	5,657,442
Regeneron Pharmaceuticals, Inc. (a)	82,081	49,673,780
Zai Lab Ltd. (a)	32,200	3,450,566
Zai Lab Ltd. ADR (a)	4,700	495,333
		141,071,695
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	51,513	6,085,231
Alcon, Inc.	9,600	772,512
Align Technology, Inc. (a)	16,012	10,654,865
Danaher Corp.	297,935	90,703,331
DexCom, Inc. (a)	4,800	2,624,928
Edwards Lifesciences Corp. (a)	162,947	18,447,230
Envista Holdings Corp. (a)	146,712	6,134,029
Hologic, Inc. (a)	182,105	13,441,170
Intuitive Surgical, Inc. (a)	34,050	33,850,808
Medtronic PLC	146,800	18,401,380
Sonova Holding AG Class B	13,510	5,105,541
Stryker Corp.	14,600	3,850,312
West Pharmaceutical Services, Inc.	7,625	3,237,118
		213,308,455
Health Care Providers & Services - 2.0%
agilon health, Inc.	50,300	1,318,363
AmerisourceBergen Corp.	44,900	5,363,305
Cano Health, Inc. (c)	305,884	3,878,609
dentalcorp Holdings Ltd. (a)	202,536	2,649,630
Guardant Health, Inc. (a)	8,858	1,107,339
HCA Holdings, Inc.	80,700	19,587,504
Molina Healthcare, Inc. (a)	2,900	786,799
Option Care Health, Inc. (a)	194,500	4,718,570
Owens & Minor, Inc.	9,048	283,112
UnitedHealth Group, Inc.	312,778	122,214,876
		161,908,107
Health Care Technology - 0.1%
Doximity, Inc.	33,100	2,671,170
GoodRx Holdings, Inc.	11,000	451,220
Medlive Technology Co. Ltd. (e)	170,000	813,973
Veeva Systems, Inc. Class A (a)	7,700	2,218,909
		6,155,272
Life Sciences Tools & Services - 1.5%
23andMe Holding Co. (a)(c)	118,000	1,069,080
23andMe Holding Co.:
Class A	21,872	188,252
Class B	657,831	5,661,951
Bio-Rad Laboratories, Inc. Class A (a)	18,075	13,483,046
Charles River Laboratories International, Inc. (a)	7,400	3,053,758
Eurofins Scientific SA	55,080	7,057,191
IQVIA Holdings, Inc. (a)	53,730	12,870,484
Maravai LifeSciences Holdings, Inc.	207,977	10,207,511
Mettler-Toledo International, Inc. (a)	20,956	28,863,956
Thermo Fisher Scientific, Inc.	42,160	24,087,273
Veterinary Emergency Group LLC Class A (c)(d)(f)	30,900	993,256
Waters Corp. (a)	27,500	9,825,750
WuXi AppTec Co. Ltd. (H Shares) (e)	60,480	1,407,964
		118,769,472
Pharmaceuticals - 1.6%
Arvinas Holding Co. LLC (a)	10,600	871,108
AstraZeneca PLC (United Kingdom)	13,600	1,639,041
Bristol-Myers Squibb Co.	117,240	6,937,091
Eli Lilly & Co.	308,952	71,383,360
Jazz Pharmaceuticals PLC (a)	48,233	6,280,419
Pfizer, Inc.	88,200	3,793,482
Royalty Pharma PLC	301,900	10,910,666
UCB SA	33,100	3,706,448
Zoetis, Inc. Class A	89,275	17,331,849
		122,853,464
TOTAL HEALTH CARE		764,066,465
INDUSTRIALS - 3.9%
Aerospace & Defense - 0.2%
Northrop Grumman Corp.	19,700	7,094,955
Space Exploration Technologies Corp.:
Class A (a)(c)(d)	21,291	8,942,007
Class C (a)(c)(d)	783	328,852
		16,365,814
Air Freight & Logistics - 1.0%
Expeditors International of Washington, Inc.	18,315	2,181,866
GXO Logistics, Inc. (a)	5,800	454,952
United Parcel Service, Inc. Class B	444,415	80,927,972
		83,564,790
Airlines - 0.0%
Joby Aviation, Inc. (a)(c)	81,901	823,924
Building Products - 0.7%
Carrier Global Corp.	129,410	6,698,262
Fortune Brands Home & Security, Inc.	232,658	20,804,278
Toto Ltd.	253,520	12,071,770
Trane Technologies PLC	85,058	14,685,264
		54,259,574
Commercial Services & Supplies - 0.4%
Cintas Corp.	53,244	20,267,861
Clean TeQ Water Pty Ltd.	2,653	1,276
GFL Environmental, Inc.	23,400	869,310
TulCo LLC (a)(c)(d)(f)	7,549	10,514,776
		31,653,223
Electrical Equipment - 0.1%
Generac Holdings, Inc. (a)	10,100	4,127,567
Vertiv Holdings Co.	55,219	1,330,226
		5,457,793
Industrial Conglomerates - 0.6%
General Electric Co.	435,737	44,893,983
Honeywell International, Inc.	10,700	2,271,396
		47,165,379
Machinery - 0.4%
Deere & Co.	32,700	10,956,789
Ingersoll Rand, Inc. (a)	144,014	7,259,746
Kornit Digital Ltd. (a)	6,335	916,928
Nordson Corp.	2,982	710,163
Otis Worldwide Corp.	85,299	7,018,402
Pentair PLC	27,900	2,026,377
		28,888,405
Professional Services - 0.2%
Clarivate Analytics PLC (a)	140,589	3,078,899
Equifax, Inc.	36,700	9,300,514
Recruit Holdings Co. Ltd.	16,200	990,239
Thomson Reuters Corp.	46,700	5,163,694
		18,533,346
Road & Rail - 0.3%
Canadian Pacific Railway Ltd. (b)	322,900	21,085,630
J.B. Hunt Transport Services, Inc.	22,900	3,829,338
XPO Logistics, Inc. (a)	5,800	461,564
		25,376,532
TOTAL INDUSTRIALS		312,088,780
INFORMATION TECHNOLOGY - 28.3%
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	1,511,312	110,673,378
CDW Corp.	31,303	5,697,772
Keysight Technologies, Inc. (a)	16,388	2,692,385
Samsung SDI Co. Ltd.	1,200	715,753
Zebra Technologies Corp. Class A (a)	9,800	5,051,116
		124,830,404
IT Services - 4.8%
Accenture PLC Class A	241,029	77,109,998
Adyen BV (a)(e)	12,095	33,809,926
ASAC II LP (a)(c)(d)	2,013,117	338,204
Cloudflare, Inc. (a)	475,055	53,514,946
EPAM Systems, Inc. (a)	1,400	798,672
MasterCard, Inc. Class A	106,037	36,866,944
MongoDB, Inc. Class A (a)	31,140	14,682,821
Nuvei Corp. (e)	8,000	916,469
Okta, Inc. (a)	19,110	4,535,567
PayPal Holdings, Inc. (a)	192,826	50,175,253
Remitly Global, Inc. (b)	18,400	675,280
Shopify, Inc. Class A (a)	50,288	68,258,436
Snowflake Computing, Inc.	10,183	3,079,645
Square, Inc.	15,000	3,597,600
Thoughtworks Holding, Inc.	27,500	789,525
Toast, Inc.	19,000	949,050
Visa, Inc. Class A	126,547	28,188,344
		378,286,680
Semiconductors & Semiconductor Equipment - 7.7%
Advanced Micro Devices, Inc. (a)	750,653	77,242,194
Ambarella, Inc. (a)	4,200	654,108
Analog Devices, Inc.	189,500	31,737,460
Applied Materials, Inc.	285,000	36,688,050
ASML Holding NV	8,047	5,995,900
Lam Research Corp.	34,151	19,437,042
Lattice Semiconductor Corp. (a)	78,765	5,092,157
Marvell Technology, Inc.	212,275	12,802,305
Monolithic Power Systems, Inc.	1,900	920,892
NVIDIA Corp.	1,213,760	251,442,522
NXP Semiconductors NV	2,053	402,121
ON Semiconductor Corp. (a)	69,100	3,162,707
Qorvo, Inc. (a)	71,200	11,903,928
Qualcomm, Inc.	637,337	82,203,726
Semtech Corp. (a)	28,512	2,223,081
Silergy Corp.	7,000	1,018,998
SiTime Corp. (a)	4,400	898,348
Skyworks Solutions, Inc.	57,700	9,507,806
Synaptics, Inc. (a)	146,464	26,323,975
Texas Instruments, Inc.	139,300	26,774,853
		606,432,173
Software - 12.9%
Adobe, Inc. (a)	305,566	175,920,458
Atlassian Corp. PLC (a)	165,065	64,609,742
Cadence Design Systems, Inc. (a)	229,600	34,770,624
Ceridian HCM Holding, Inc. (a)	14,400	1,621,728
Clear Secure, Inc. (b)	27,400	1,124,770
Crowdstrike Holdings, Inc. (a)	30,200	7,422,556
Datadog, Inc. Class A (a)	46,200	6,530,370
DocuSign, Inc. (a)	24,800	6,384,264
Dropbox, Inc. Class A (a)	249,566	7,292,319
Duck Creek Technologies, Inc. (a)	63,832	2,823,928
Dynatrace, Inc. (a)	187,100	13,278,487
Epic Games, Inc. (a)(c)(d)	7,100	6,283,500
Fortinet, Inc. (a)	9,865	2,880,975
HubSpot, Inc. (a)	7,700	5,205,893
Intuit, Inc.	102,383	55,236,652
KnowBe4, Inc. (a)	84,600	1,857,816
Magic Leap, Inc.:
Class A (a)(d)	72,300	1,388,160
warrants (a)(d)	39,573	759,802
Microsoft Corp.	1,253,649	353,428,726
Monday.com Ltd.	6,600	2,152,920
Palo Alto Networks, Inc. (a)	3,800	1,820,200
Paycom Software, Inc. (a)	3,000	1,487,250
Qualtrics International, Inc.	40,200	1,718,148
Salesforce.com, Inc. (a)	862,026	233,798,692
SentinelOne, Inc.	38,200	2,046,374
ServiceNow, Inc. (a)	29,239	18,194,553
Stripe, Inc. Class B (a)(c)(d)	26,700	1,071,338
Tanium, Inc. Class B (a)(c)(d)	408,212	4,580,139
Workday, Inc. Class A (a)	3,000	749,670
Xero Ltd. (a)	23,900	2,345,272
Zoom Video Communications, Inc. Class A (a)	1,600	418,400
Zscaler, Inc. (a)	17,900	4,693,738
		1,023,897,464
Technology Hardware, Storage & Peripherals - 1.3%
Apple, Inc.	421,700	59,670,550
Dell Technologies, Inc. (a)	403,919	42,023,733
		101,694,283
TOTAL INFORMATION TECHNOLOGY		2,235,141,004
MATERIALS - 2.1%
Chemicals - 0.6%
Celanese Corp. Class A	4,900	738,136
Sherwin-Williams Co.	150,734	42,164,822
Westlake Chemical Corp.	14,148	1,289,449
		44,192,407
Containers & Packaging - 0.0%
Silgan Holdings, Inc.	69,870	2,680,213
Metals & Mining - 1.5%
ArcelorMittal SA Class A unit (b)	147,600	4,451,616
B2Gold Corp.	1,646,929	5,630,193
Barrick Gold Corp. (Canada)	201,966	3,646,741
Cleveland-Cliffs, Inc. (a)	250,300	4,958,443
Franco-Nevada Corp.	298,117	38,729,790
Freeport-McMoRan, Inc.	435,300	14,160,309
Gatos Silver, Inc.	134,000	1,558,420
Ivanhoe Mines Ltd. (a)	3,314,587	21,197,027
Novagold Resources, Inc. (a)	461,834	3,179,530
Nucor Corp.	141,673	13,953,374
Steel Dynamics, Inc.	107,600	6,292,448
Stelco Holdings, Inc.	22,600	662,334
Sunrise Energy Metals Ltd. (a)	5,306	6,057
		118,426,282
TOTAL MATERIALS		165,298,902
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Equity Commonwealth	108,591	2,821,194
Prologis (REIT), Inc.	46,579	5,842,404
		8,663,598
UTILITIES - 0.0%
Electric Utilities - 0.0%
Southern Co.	12,100	749,837
TOTAL COMMON STOCKS (Cost $3,088,434,874)		7,441,366,817

Preferred Stocks - 0.8%
	Shares	Value ($)
Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(c)(d)	19,024	182,322
Series C(a)(c)(d)	74,857	717,415
Series D(c)(d)	127,700	1,223,851
		2,123,588
Internet & Direct Marketing Retail - 0.1%
GoBrands, Inc.:
Series G(a)(c)(d)	3,340	1,297,557
Series H(a)(c)(d)	3,970	1,542,305
Reddit, Inc.:
Series E(a)(c)(d)	9,600	593,226
Series F(c)(d)	49,896	3,083,293
		6,516,381
Textiles, Apparel & Luxury Goods - 0.0%
Discord, Inc. Series I (a)(c)(d)	800	440,500

TOTAL CONSUMER DISCRETIONARY		9,080,469

CONSUMER STAPLES - 0.0%
Food Products - 0.0%
Bowery Farming, Inc. Series C1 (c)(d)	13,266	799,267

HEALTH CARE - 0.0%
Biotechnology - 0.0%
ElevateBio LLC Series C (c)(d)	194,500	815,928

Health Care Providers & Services - 0.0%
Lyra Health, Inc.:
Series E(a)(c)(d)	79,800	1,253,211
Series F(c)(d)	4,099	64,372
		1,317,583
TOTAL HEALTH CARE		2,133,511

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.4%
Relativity Space, Inc. Series E (a)(c)(d)	125,290	2,861,010
Space Exploration Technologies Corp.:
Series G(a)(c)(d)	36,460	15,312,835
Series H(a)(c)(d)	7,256	3,047,447
Series N(a)(c)(d)	24,552	10,311,594
		31,532,886
Air Freight & Logistics - 0.1%
Zipline International, Inc. Series E (a)(c)(d)	66,084	2,379,024

Transportation Infrastructure - 0.0%
Delhivery Private Ltd. Series H (a)(c)(d)	3,262	1,568,109

TOTAL INDUSTRIALS		35,480,019

INFORMATION TECHNOLOGY - 0.1%
IT Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(d)	37,932	4,489,632

Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. Series C1 (c)(d)	12,300	731,288

Software - 0.0%
Delphix Corp. Series D (a)(c)(d)	232,855	1,441,372
Nuro, Inc. Series C (c)(d)	190,290	2,484,160
Stripe, Inc. Series H (a)(c)(d)	11,500	461,438
		4,386,970
TOTAL INFORMATION TECHNOLOGY		9,607,890

REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc.:
Series E(a)(c)	248,712	1,961,094
Series F(a)(c)	16,235	128,013
		2,089,107
TOTAL CONVERTIBLE PREFERRED STOCKS		59,190,263
Nonconvertible Preferred Stocks - 0.1%
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Magic Leap, Inc. Series AA (d)	275,569	5,290,925

TOTAL PREFERRED STOCKS (Cost $51,117,447)		64,481,188

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rivian Automotive, Inc. 0% (c)(d)(h) (Cost $2,389,559)	2,389,559	2,389,559

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (c)(h)	1,003,200	1,143,534
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Tenstorrent, Inc. 0% (c)(d)(h)	680,000	680,000
TOTAL PREFERRED SECURITIES (Cost $1,683,200)		1,823,534

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (i)	168,754,287	168,788,038
Fidelity Securities Lending Cash Central Fund 0.06% (i)(j)	42,269,491	42,273,718
TOTAL MONEY MARKET FUNDS (Cost $211,061,756)		211,061,756

TOTAL INVESTMENT IN SECURITIES - 97.7% (Cost $3,354,686,836)	7,721,122,854
NET OTHER ASSETS (LIABILITIES) - 2.3%	178,158,686
NET ASSETS - 100.0%	7,899,281,540

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $111,925,200 or 1.4% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $48,532,041 or 0.6% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
23andMe Holding Co.	2/03/21	1,180,000
ASAC II LP	10/10/13	155,030
Blu Investments LLC	5/21/20	36,484
Bowery Farming, Inc. Series C1	5/18/21	799,267
ByteDance Ltd. Series E1	11/18/20	4,156,368
Cano Health, Inc.	11/11/20	3,058,840
Cazoo Group Ltd.	3/28/21	988,000
Circle Internet Financial Ltd. 0%	5/11/21	1,003,200
Delhivery Private Ltd. Series H	5/20/21	1,592,260
Delphix Corp. Series D	7/10/15	2,095,695
Discord, Inc. Series I	9/15/21	440,500
ElevateBio LLC Series C	3/09/21	815,928
Epic Games, Inc.	7/13/20 - 7/30/20	4,082,500
Fanatics, Inc. Class A	8/13/20	1,658,249
GoBrands, Inc. Series G	3/02/21	834,056
GoBrands, Inc. Series H	7/22/21	1,542,308
Joby Aviation, Inc.	2/23/21	819,010
Lyra Health, Inc. Series E	1/14/21	730,697
Lyra Health, Inc. Series F	6/04/21	64,372
Nuro, Inc. Series C	10/30/20	2,484,160
Rad Power Bikes, Inc.	1/21/21	703,890
Rad Power Bikes, Inc. Series A	1/21/21	91,769
Rad Power Bikes, Inc. Series C	1/21/21	361,098
Rad Power Bikes, Inc. Series D	9/17/21	1,223,851
Reddit, Inc. Series E	5/18/21	407,752
Reddit, Inc. Series F	8/11/21	3,083,293
Relativity Space, Inc. Series E	5/27/21	2,861,010
Rivian Automotive, Inc. 0%	7/23/21	2,389,559
Space Exploration Technologies Corp. Class A	10/16/15 - 2/16/21	3,185,238
Space Exploration Technologies Corp. Class C	9/11/17	105,705
Space Exploration Technologies Corp. Series G	1/20/15	2,824,191
Space Exploration Technologies Corp. Series H	8/04/17	979,560
Space Exploration Technologies Corp. Series N	8/04/20	6,629,040
Stripe, Inc. Class B	5/18/21	1,071,428
Stripe, Inc. Series H	3/15/21	461,438
Tanium, Inc. Class B	4/21/17 - 9/18/20	3,439,433
Tenstorrent, Inc. Series C1	4/23/21	731,288
Tenstorrent, Inc. 0%	4/23/21	680,000
TulCo LLC	8/24/17 - 12/14/17	2,593,457
Veterinary Emergency Group LLC Class A	9/16/21	993,256
WeWork Companies, Inc. Series E	6/23/15	8,180,031
WeWork Companies, Inc. Series F	12/01/16	814,871
Zipline International, Inc. Series E	12/21/20	2,156,281
Zomato Ltd.	12/09/20 - 2/05/21	1,178,353

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	218,043,291	2,514,313,089	2,563,573,377	100,976	5,461	(426)	168,788,038	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	28,999,428	294,242,706	280,968,416	142,864	-	-	42,273,718	0.1%
Total	247,042,719	2,808,555,795	2,844,541,793	243,840	5,461	(426)	211,061,756

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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